Main Sector Rotation ETF

SECT

a series of Northern Lights Fund Trust IV

Supplement dated February 28, 2019

to the Fund’s Prospectus and Summary Prospectus

each dated September 28, 2018

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On February 27, 2019, the Board of Trustees of Northern Lights Fund Trust IV approved certain changes to the Fund’s principal investment strategy. Accordingly, effective March 29, 2019, the following changes are hereby made to the Fund’s Prospectus and Summary Prospectus.

The following paragraphs are hereby added (i) after the last paragraph under the heading “Principal Investment Strategies” on page 2 in the “Fund Summary” section of the Prospectus and Summary Prospectus, and (ii) after the last paragraph under the heading “Principal Investment Strategies” on page 4 in the “Additional Information about Principal Investment Strategies and Related Risks” section of the Prospectus:

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund may also seek returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund's portfolio in comparison to that of broad equity market indexes.

The Fund will pursue its objective by employing an option strategy of writing (selling) covered call or index-based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

• covered call options or index-based options on equity-based ETFs held in the Fund’s portfolio; and

• cash secured put options against cash balances in the Fund.

The Fund will “cover” its obligations when it sells options or will earmark or segregate cash or liquid securities in accordance with applicable interpretations of the staff of the Securities and Exchange Commission (the “SEC”). The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase or index options greater than the value of the underlying security. Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price.

The following risk factors are added under the heading “Principal Investment Risks” on page 2 of the Prospectus and Summary Prospectus:

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

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Derivatives Risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

The following risk factors are added under the heading “Principal Investment Risks” on page 4 of the Prospectus.

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Index Call Option Risk. Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As the writer of an index call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

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Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the Fund collects premiums on the options that it writes, the Fund’s risk of loss if any of its options is exercised and expires in-the-money (i.e., the Fund, as the seller of puts, owes the buyer of the puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. The puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

Derivatives Risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

•         Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Options Risk. Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include risk of mispricing or improper valuation and the risk that changes in the value of the call option may not correlate perfectly with the underlying asset, rate or index. Although it is anticipated that the options traded will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or

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price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

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This Supplement, the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, dated September 28, 2018, as amended, provide information that you should know before investing in the Funds and should be retained for future reference. The Prospectus, Summary Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-866-383-9778.

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